Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Cash flows provided by (used in) operating activities
Net income (loss)	$ 1	$ (29)	$ (28)	$ (54)	$ 30	$ 22
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and Amortization	85	64	90	7	72	74
Deferred tax provision	(24)	(19)	(27)	5	(6)	(8)
Stock based compensation	1
Other non-cash adjustments:
Loss on early extinguishment of debt	5
Posting share options				60
Loss from equity method investment			2		2
Amortization of debt-related costs	7.0		6.0		3.0	3.0
Accrued interest on related party loans				5	37	32
Unrealized profit on derivatives					(5)	(6)
Net change in assets and liabilities:
(Increase)/Decrease in accounts receivable	(11)	(18)	(8)	11	(3)	(3)
(Increase)/Decrease in inventories	(4)	(24)	(13)	5	(31)	(16)
Increase/(Decrease) in accounts payable	4	3	(9)	15	7	8
(Increase)/Decrease in other current assets	5	4	(5)	(3)	(3)	7
Increase/(Decrease) in other current liabilities	(12)	7	(4)	6	2	9
Increase/(Decrease) in other non-current liabilities	(5)	4	6	(13)	12	(10)
Net cash flows provided by (used in) operating activities	52	(8)	10	44	117	112
Cash flows used in investing activities
Acquisition of Taminco Group Holdings S.a.r.l., net of cash acquired		(155)	(155)
Purchase of property, plant and equipment	(43)	(33)	(51)	(6)	(54)	(62)
Purchase of intangible assets	(5)	(4)	(8)		(7)	(5)
Acquisition of non-controlling interest						(1)
Acquisition and investment within joint venture					(14.0)
Net cash flows used in investing activities	(48)	(192)	(214)	(6)	(75)	(68)
Cash flows provided by (used in) financing activities
Net increase (decrease) in short term borrowings		(5)
Proceeds from borrowings		908	1,155			1
Repayments of borrowings	(253)	(1,124)	(1,125)		(19)	(23)
Capital contribution		540	540
Sale/Issuance of common stock	233		1
Return of capital to Shareholders	(7.0)		(236.0)
Payments of debt issuance costs	(2)	(56)	(63)
Net cash flows provided by (used in) financing activities	(29)	263	272		(19)	(22)
Effect of exchange rate change on cash and cash equivalents	3	(5)	(1)	2	(3)	(2)
Net increase (decrease) in cash and cash equivalents	(22)	58	67	40	20	20
Cash and cash equivalents, beginning of period	67			131	111	91
Cash and cash equivalents, end of period	45	58	67	171	131	111
Supplemental Cash Flow Information:
Interest paid	66	44	48	1	41	44
Income tax payments, net	$ 10	$ 24	$ 35		$ 38	$ 41